Consolidated Interim Statements of Stockholders' Deficit - USD ($)		Common Stock [Member]	Share Capital [Member]	Additional Paid-in Capital [Member]	Shares Subscribed [Member]	Retained Earnings [Member]	AOCI Attributable to Parent [Member]	Total
Balance at Dec. 31, 2021			$ 7,940			$ (1,475)	$ (268)	$ 6,197
Balance, shares at Dec. 31, 2021		50,000
Net loss and comprehensive loss						(175)	(133)	(308)
Balance at Mar. 31, 2022			7,940			(1,650)	(401)	5,889
Balance, shares at Mar. 31, 2022		50,000
Balance at Dec. 31, 2021			7,940			(1,475)	(268)	6,197
Balance, shares at Dec. 31, 2021		50,000
Stock based payments
Balance at Dec. 31, 2022			7,940			(224,419)	(4,853)	(221,332)
Balance, shares at Dec. 31, 2022		50,000
Balance at Mar. 31, 2022			7,940			(1,650)	(401)	5,889
Balance, shares at Mar. 31, 2022		50,000
Net loss and comprehensive loss						(5,056)	(140)	(5,196)
Balance at Jun. 30, 2022			7,940			(6,706)	(541)	693
Balance, shares at Jun. 30, 2022		50,000
Net loss and comprehensive loss						(3,243)	61	(3,182)
Balance at Sep. 30, 2022			7,940			(9,949)	(480)	(2,489)
Balance, shares at Sep. 30, 2022		50,000
Net loss and comprehensive loss						(214,470)	(4,373)	(218,843)
Balance at Dec. 31, 2022			7,940			(224,419)	(4,853)	(221,332)
Balance, shares at Dec. 31, 2022		50,000
Common stock issued in reverse acquisition	[1],[2]	$ 28,719	(7,940)			(387,386)		(366,607)
Balance, shares	[1],[2]	287,140,813
Net loss and comprehensive loss						(392,032)	(4,898)	(396,930)
Balance at Mar. 31, 2023		$ 28,719				(1,003,837)	(9,751)	(984,869)
Balance, shares at Mar. 31, 2023		287,190,813
Balance at Dec. 31, 2022			7,940			(224,419)	(4,853)	(221,332)
Balance, shares at Dec. 31, 2022		50,000
Stock based payments								164,236
Balance at Jun. 30, 2023		$ 28,719		164,236	1,252,100	(1,774,530)	(16,710)	(346,185)
Balance, shares at Jun. 30, 2023		287,190,813
Balance at Dec. 31, 2022			7,940			(224,419)	(4,853)	(221,332)
Balance, shares at Dec. 31, 2022		50,000
Stock based payments								492,708
Balance at Dec. 31, 2023		$ 29,604		3,438,273		(3,359,757)	(49,228)	58,892
Balance, shares at Dec. 31, 2023		296,037,813
Balance at Mar. 31, 2023		$ 28,719				(1,003,837)	(9,751)	(984,869)
Balance, shares at Mar. 31, 2023		287,190,813
Net loss and comprehensive loss						(606,457)	(6,959)	(613,416)
Shares subscribed at $0.25 per share					877,100			877,100
Shares subscribed at $0.25 per share					375,000			375,000
Stock based payments				164,236		(164,236)
Shares subscribed at $0.35 per share					877,100			877,100
Stock based payments								164,236
Balance at Jun. 30, 2023		$ 28,719		164,236	1,252,100	(1,774,530)	(16,710)	(346,185)
Balance, shares at Jun. 30, 2023		287,190,813
Net loss and comprehensive loss						(679,498)	23,867	(655,631)
Shares subscribed at $0.25 per share					994,350			994,350
Stock based payments				164,236		(164,236)
Shares subscribed at $0.35 per share		$ 150		374,850	(375,000)
Shares issued at $0.25 per share, shares		1,500,000
Shares issued at $0.35 per share		$ 401		1,401,699	(1,402,100)
Shares issued at $0.35 per share, shares		4,006,000
Balance at Sep. 30, 2023		$ 29,270		2,105,021	469,350	(2,618,264)	7,157	(7,466)
Balance, shares at Sep. 30, 2023		292,696,813
Net loss and comprehensive loss						(577,257)	(56,385)	(633,642)
Shares subscribed at $0.25 per share					700,000			700,000
Stock based payments				164,236		(164,236)
Shares issued at $0.35 per share		$ 334		1,169,016	(1,169,350)
Shares issued at $0.35 per share, shares		3,341,000
Balance at Dec. 31, 2023		$ 29,604		3,438,273		(3,359,757)	(49,228)	58,892
Balance, shares at Dec. 31, 2023		296,037,813
Net loss and comprehensive loss						(724,413)	51,820	(672,593)
Stock based payments				148,195		(148,195)
Balance at Mar. 31, 2024		$ 29,604		3,586,468		(4,232,365)	2,592	(613,701)
Balance, shares at Mar. 31, 2024		296,037,813
Balance at Dec. 31, 2023		$ 29,604		3,438,273		(3,359,757)	(49,228)	58,892
Balance, shares at Dec. 31, 2023		296,037,813
Stock based payments								148,195
Balance at Jun. 30, 2024		$ 29,604		3,586,468		(4,809,664)	18,203	(1,175,389)
Balance, shares at Jun. 30, 2024		296,037,813
Balance at Mar. 31, 2024		$ 29,604		3,586,468		(4,232,365)	2,592	(613,701)
Balance, shares at Mar. 31, 2024		296,037,813
Net loss and comprehensive loss						(577,299)	15,611	(561,688)
Stock based payments
Balance at Jun. 30, 2024		$ 29,604		$ 3,586,468		$ (4,809,664)	$ 18,203	$ (1,175,389)
Balance, shares at Jun. 30, 2024		296,037,813

[1]	Including 71,979,703 shares of common stock issued pursuant to a convertible loan settlement, as disclosed in Note 11.
[2]	Including